Consolidated Statements of Changes in Stockholders' (Deficit) Equity (Parenthetical) (USD $)	12 Months Ended
Sep. 30, 2013
Issuance of common stock and warrants	2,500,000
Issuance of common stock and warrants value per share (in dollars per share)	$ 0.50
Issuance of common stock and warrants one	500,000
Issuance of common stock and warrants value per share one (in dollars per share)	$ 0.50
Issuance of common stock and warrants two	1,000,000
Issuance of common stock and warrants value per share two (in dollars per share)	$ 0.50
Grant of warrant to purchase common stock	145,985